Segment reporting (Tables)	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Summary of Segment Reporting
All figures in the tables below are stated in million US dollar, except volume (million hls).

	North America			Middle Americas			South America			EMEA			Asia Pacific

	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022

Volume	86	90	103	150	149	148	161	162	164	94	90	91	84	93	89

Revenue	14 655	15 072	16 566	17 072	16 348	14 180	12 423	12 040	11 599	9 003	8 589	8 120	6 196	6 824	6 532

Profit from operations	4 350	3 607	5 220	6 809	6 201	5 219	3 012	2 838	2 620	1 765	1 461	1 478	1 222	1 451	1 431

Net finance income/(expense)

Share of results of associates

Exceptional share of results of associates

Income tax expense

Profit

Segment assets (non-current)	62 292	62 931	63 379	66 586	74 160	66 262	12 820	14 791	14 297	27 951	29 302	30 918	10 952	11 980	12 397

Gross capex	454	530	695	1 168	1 371	1 319	702	830	1 001	668	906	1 011	379	498	496

FTE¹	16 492	17 950	20 040	45 630	48 069	52 355	34 639	36 267	40 589	19 979	21 011	21 306	21 483	24 992	24 331

	Global Export and Holding companies			AB InBev Worldwide

	2024	2023	2022	2024	2023	2022

Volume	-	-	1	576	585	595

Revenue	418	508	790	59 768	59 380	57 786

Profit from operations	(1 671)	(1 592)	(1 451)	15 487	13 966	14 517

Net finance income/(expense)				(5 353)	(5 102)	(4 148)

Share of results of associates				329	295	299

Exceptional share of results of associates				104	(35)	(1 143)

Income tax expense				(3 152)	(2 234)	(1 928)

Profit				7 416	6 891	7 597

Segment assets (non-current)	3 036	2 808	2 505	183 637	195 973	189 758

Gross capex	492	504	638	3 863	4 638	5 160

FTE¹	5 662	6 251	6 572	143 885	154 540	165 193

1
The 2022 presentation was amended to conform to the 2023 and 2024 presentation.